Related Party Balances and Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

19. RELATED PARTY BALANCES AND TRANSACTIONS

Name	Relationship with the Group
Ochem	Controlled by CEO
Ochemate	Controlled by CEO

(1)    Related party transaction

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Raw material sold to Ochem	$11	$113	$11	$406

(2)    Interest-free loans

MPS received certain interest-free loans from related parties, Ochemate and Ochem, for the three months and nine months ended September 30, 2020 and 2021 with accumulative amounts of $7,607 and nil, $18,063 and $8,426, respectively.

The outstanding balance for the amount due from Ochem was nil as of December 31, 2020 and $128 as of September 30, 2021, respectively. Also, Ochem and Ochemate provided certain pledges and credit guarantees for the Group to secure bank facilities. Please refer to Note 9.

22. RELATED PARTY BALANCES AND TRANSACTIONS

Name	Relationship with the Group
Ochem	Controlled by CEO
Ochemate	Controlled by CEO

(1)    Amount due from related party

	December 31, 2019	December 31, 2020
Amount due from related party:
Ochem(i)	$1,856	$—
Total	$1,856	$—

____________

(i)      The balance represents advance payment for materials purchased from Ochem.

(2)    Related parties transactions

	Year Ended December 31,
	2018	2019	2020
Raw material purchased from Ochem	$30	$—	$—
Raw material purchased from Ochemate	2	—	—
Raw material sold to Ochem	—	—	167

(3)    Interest-free loans

MPS received certain interest-free loans from related parties Ochemate and Ochem in years 2019 and 2020 with accumulative amount at $15,142 and $18,889, respectively. The outstanding balance was nil as of December 31, 2019 and 2020.

Also, Ochem and Ochemate provided certain pledges and credit guarantees for the Group to secure bank facilities. Please refer to Note 11.